BASIS OF ACCOUNTING PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 29, 2024 shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Segments shares	Dec. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Cash Equivalents, at Carrying Value						$ 0	$ 0
Restricted cash							4,100,000	$ 4,100,000
Contract asset						0	0
Deferred revenue							600,000
Deferred revenue			$ 487,000		$ 581,000	582,000	$ 68,000
Contract liabilities						$ 0
Class of warrant or right grants in period | shares						223,000
Number of operating segments | Segments						1
Maximum [Member]
Property, Plant and Equipment [Line Items]
Cash, FDIC insured amount						$ 250,000
Prefunded Warrants [Member]
Property, Plant and Equipment [Line Items]
Class of warrant or right grants in period | shares						125,000
Private Placement [Member] | Prefunded Warrants [Member]
Property, Plant and Equipment [Line Items]
Class of warrant or right grants in period | shares	125,000
Laboratory and Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life						7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life						5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life						3 years